Discontinued Operations	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

The results of operations for properties sold during the year or designated as held for sale at the end of the year are classified as discontinued operations for all periods presented. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. The application of Topic 360 does not have an impact on net income available to common stockholders. The application of Topic 360 results in the retrospective reclassification of the operating results of all properties sold or classified as held for sale through March 31, 2012, within the Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009, and the retrospective reclassification of the assets and liabilities within the Consolidated Balance Sheets as of December 31, 2011 and 2010, if applicable. During the three months ended March 31, 2012, the Company sold six communities (1,576 homes). At March 31, 2012, UDR has 14 communities with a total of 4,918 homes classified as real estate held for disposition. The results of operations of these communities have been retrospectively included in Discontinued Operations in the Consolidated Statement of Operations. In addition, the assets and liabilities related to these communities have been retrospectively classified as held for sale in the Consolidated Balance Sheets. The gain on sale and the results of operations from these properties are classified on the Consolidated Statements of Operations in the line item entitled “Income from discontinued operations”.

During the year ended December 31, 2011, the Company sold 18 apartment home communities (4,488 homes), which included 6 apartment home communities (1,418 homes) sold in conjunction with an asset exchange in April 2011, for a total sales price of $593.4 million. During the year ended December 31, 2011, UDR recognized gains on the sale of apartment home communities for financial reporting purposes of $138.5 million, which is also included in discontinued operations.

During the year ended December 31, 2010, UDR sold one apartment home community (149 homes). UDR recognized gains for financial reporting purposes of $4.1 million, which is included in discontinued operations.

For the year ended December 31, 2009, the Company did not dispose of any apartment home communities.

The following is a summary of income from discontinued operations for the years ended December 31, (dollars in thousands):

	December 31,
	2011	2010	2009
Rental income	$107,963	$121,318	$111,244
Non-property income	—	1,845	—

	107,963	123,163	111,244
Rental expenses	40,724	47,296	40,204
Property management fee	2,970	3,337	3,060
Real estate depreciation	43,555	57,858	50,878
Interest	1,967	7,338	6,066
Other expense	227	75	170

	89,443	115,904	100,378
Income before net gain on the sale of depreciable property and income taxes	18,520	7,259	10,866
Gain on the sale of depreciable property	138,508	4,083	2,424
Income tax expense	(13,218)	—	—

Income from discontinued operations	$143,810	$11,342	$13,290

United Dominion Realty L.P
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

The results of operations for properties sold during the year or designated as held for sale at the end of the year are classified as discontinued operations for all periods presented. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. The application of ASC Topic 360 does not have an impact on net income attributable to unit holders. The application of ASC Topic 360 results in the retrospective reclassification of the operating results of all properties sold or classified as held for sale through March 31, 2012, in the Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009, and the retrospective reclassification of the assets and liabilities within the Consolidated Balance Sheets as of December 31, 2011 and 2010, if applicable. At March 31, 2012, the Operating Partnership had four apartment home communities (1,314 homes) classified as real estate held for disposition. The results of operations of these communities have been retrospectively included in Discontinued Operations in the Consolidated Statements of Operations. In addition, the assets and liabilities related to these communities have been retrospectively classified as held for sale in the Consolidated Balance Sheets.

During the year ended December 31, 2011, the Operating Partnership sold eight apartment home communities (2,024 homes), which included four apartment home communities (984 homes) sold in conjunction with an asset exchange in April 2011, for a total sales price of $299.6 million. During the year ended December 31, 2011, UDR recognized gains on the sale of apartment home communities for financial reporting purposes of $60.1 million, which is also included in discontinued operations and classified within the line item entitled “Income from discontinued operations”.

For the years ended December 31, 2010 and 2009, the Operating Partnership did not dispose of any communities.

The following is a summary of income from discontinued operations for each of the three years ended December 31, (dollars in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Rental income	$33,110	$44,122	$43,751
Non-property income	—	1,695	—

	33,110	45,817	43,751
Rental expenses	12,698	15,293	13,581
Property management fee	911	1,213	1,202
Real estate depreciation	11,367	19,207	19,759
Interest	815	3,082	5,237
Other expenses	167	79	—

	25,958	38,874	39,779
Income before net gain on the sale of property	7,152	6,943	3,972
Net gain on the sale of property	60,065	152	1,475

Income from discontinued operations	$67,217	$7,095	$5,447